UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
 (Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201
 (Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, IN 47201
 (Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  September 30, 2015

Item 1. Report to Stockholders.

KIRR, MARBACH PARTNERS
VALUE FUND

ANNUAL REPORT

www•kmpartnersfunds•com	SEPTEMBER 30, 2015

KIRR, MARBACH PARTNERS

VALUE FUND

“One cool judgement is worth a thousand hasty counsels.  The thing to do is to supply light and not heat.”
—Woodrow Wilson

November 10, 2015

DEAR FELLOW SHAREHOLDERS:

The S&P 500 Index stayed in the tightest range for the first half of the year ever in calendar 2015, never down more than 3.2%, nor up more than 3.5%.  As we’re all acutely aware, that calm was shattered in August, as shockwaves from China’s surprise currency devaluation and accompanying fears about global economic growth quickly hammered stock, commodity and currency markets in the U.S. and abroad.

We are invested alongside you, so completely understand your pain and anxiety caused by this harrowing drop.  We’re as frustrated as you about this short-term weakness, but our goal always is to generate outstanding long-term performance.  We understand the long road to reaching that destination will be bumpy, but that doesn’t make these periods any easier to take.  We’re encouraged U.S. stocks have rallied meaningfully at the start of the fourth calendar quarter of 2015, but expect extreme volatility to be a fact of investors’ lives going forward.

Though the newspaper headlines and talking heads blared ad nauseam about U.S. stocks suffering their worst quarterly loss since the third calendar quarter of 2011, we don’t believe the sky is falling.  We’d make the following points:

•
The stock market is not the economy.  We believe the U.S. economy remains on solid footing and don’t expect a recession anytime soon.  The Leading Economic Indicators Index is still in an uptrend.  Bear markets are typically associated with recessions, so we do not anticipate a more serious decline.

•
The stock market has experienced a correction (>10% decline), bear market (>20% decline) and/or recession almost half the time.  According to Crandall, Pierce & Company (“CP”), these negative events have occurred about 45.3% of the time.  In other words, they are part of the normal investment landscape, so are nothing out of the ordinary or something to fear.  It had been 46 months since the last correction, so U.S. stocks were probably overdue.  In addition, CP’s research shows since 1950, the S&P 500 has had negative returns in 15 calendar years (i.e. 23% of the time).  Finally, CP determined the range of returns for each calendar year for the S&P 500 since 1935.  On average for almost 80 calendar years, the S&P 500 moved in a range of -9.5% to 15.3% during a calendar year.  This shows how unusual the placidity of the first half of calendar 2015 was and what we experienced in fiscal 2015 is well within historical averages.

•
As long-term investors, we try to let volatility be our friend.  Similar to other episodes of intense volatility since the depths of the global financial crisis, instead of wringing our hands, we’re using this period of investor unease/panic to upgrade the quality of our portfolio.

KIRR, MARBACH PARTNERS

VALUE FUND

Periods ending	Value Fund(1)	Russell 3000(2)	S&P 500(3)
September 30, 2015(4)	Total Return	Index	Index
One-year	-4.25%	-0.49%	-0.61%
Two-years	1.19%	8.25%	9.09%
Three-years	9.87%	12.53%	12.40%
Five-years	13.15%	13.28%	13.34%
Ten-years	5.99%	6.92%	6.80%
Since Inception (December 31, 1998)	7.12%	5.14%	4.64%

The Fund’s Gross Expense Ratio was 1.45%, according to the Prospectus dated January 28, 2015.  Investment performance reflects previous fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance is no guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-870-8039.  The fund imposes a 1.00% redemption fee on shares held less than 30 days.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

(1)
The performance data quoted assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly.
(3)	The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)	One-year, Two-years, Three-years, Five-years, Ten-years and Since Inception returns are Average Annualized Returns.

Percent Change in Top Ten Holdings from Book Cost (as of 9/30/2015)

1.	Alliance Data Systems Corp.	+224.0%	6.	LyondellBassell Industries NV	+269.2%
2.	WABCO Holdings Inc.	+323.5%	7.	Canadian Pacific Railway LTD	+324.0%
3.	Cognizant Technology
	Solutions Corp.	+491.5%	8.	Allergan PLC	+1.2%
4.	PRA Group Inc.	+161.1%	9.	American International Group, Inc.	+54.8%
5.	Alere, Inc.	+64.3%	10.	Innospec, Inc.	+33.6%

Performance quoted represents past performance and is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

KIRR, MARBACH PARTNERS

VALUE FUND

SUMMARY

We’re not happy with our absolute and relative performance for fiscal 2015, but have been here many times before.  We can’t say when this storm will end, but they don’t last forever.  In the meantime, we’ll work hard to make-up lost ground.  We’re invested alongside you and you can rest assured we’ll continue to manage your precious assets with the same care as we invest our own.

Regards,

Mark D. Foster, CFA	Mickey Kim, CFA
President	Vice-President, Treasurer and Secretary

Value Fund invests in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods.  Value Fund may also invest in small- and medium-capitalization companies, which tend to have more limited liquidity and greater price volatility than large-capitalization companies.

Past performance is not a guarantee of future results.

Please refer to the Schedule of Investments for complete fund holdings information.

The Conference Board Leading Economic Index® (LEI) for the U.S. is one of the key elements in an analytic system designed to signal peaks and troughs in the business cycle. The leading, coincident, and lagging economic indexes are essentially composite averages of several individual leading, coincident, or lagging indicators. They are constructed to summarize and reveal common turning point patterns in economic data in a clearer and more convincing manner than any individual component – primarily because they smooth out some of the volatility of individual components.  The ten components of Leading Economic Index for the U.S. include:

Average weekly hours, manufacturing
Average weekly initial claims for unemployment insurance
Manufacturers’ new orders, consumer goods and materials
ISM Index of New Orders
Manufacturers’ new orders, nondefense capital goods excluding aircraft orders
Building permits, new private housing units
Stock prices, 500 common stocks
Leading Credit Index™
Interest rate spread, 10-year Treasury bonds less federal funds
Average consumer expectations for business conditions

The information provided herein represents the opinion of Value Fund’s investment adviser and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This material must be preceded or accompanied by a current Prospectus.

Quasar Distributors, LLC is the Distributor for Value Fund.

For further information about Value Fund and/or an account application, please call Matt Kirr at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN  47202-1729.

KIRR, MARBACH PARTNERS

VALUE FUND

VALUE OF $10,000 INVESTMENT (UNAUDITED)

This chart assumes an initial investment of $10,000. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed maybe worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Rate of Return (%)

	One Year Ended	Five Years Ended	Ten Years Ended	Since Inception* to
	September 30, 2015	September 30, 2015	September 30, 2015	September 30, 2015
Kirr Marbach Partners Value Fund	(4.25)%	13.15%	5.99%	7.12%
Russell 3000 Index**	(0.49)%	13.28%	6.92%	5.14%
S&P 500 Index***	(0.61)%	13.34%	6.80%	4.64%

*	December 31, 1998.
**	The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly.
***
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

KIRR, MARBACH PARTNERS

VALUE FUND

EXPENSE EXAMPLE – SEPTEMBER 30, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as  redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid
	Account Value	Account Value	During Period
	4/1/15	9/30/15	4/1/15 – 9/30/15(1)
Actual	$1,000.00	$ 899.50	$6.90
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.33

(1)
Expenses are equal to the Fund’s annualized expense ratio after reimbursement of 1.45% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.  The annualized expense ratio prior to reimbursement/recoupment was 1.45%.

KIRR, MARBACH PARTNERS

VALUE FUND

ALLOCATION OF PORTFOLIO NET ASSETS
SEPTEMBER 30, 2015

TOP TEN EQUITY HOLDINGS
AS OF SEPTEMBER 30, 2015
(% OF NET ASSETS)

Alliance Data Systems Corp.	5.0%
WABCO Holdings, Inc.	4.6%
Cognizant Technology Solutions Corp. – Class A	4.5%
PRA Group, Inc.	4.2%
Alere, Inc.	3.9%
LyondellBasell Industries NV – Class A	3.9%
Canadian Pacific Railway Ltd.	3.3%
Allergan plc	3.3%
American International Group, Inc.	3.2%
Innospec, Inc.	3.2%

KIRR, MARBACH PARTNERS

VALUE FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Number
of Shares		Value
	COMMON STOCKS – 95.4%

	Basic Materials – 7.1%
48,600	Innospec, Inc.	$2,260,386
32,397	LyondellBasell
	Industries NV – Class A	2,700,614
		4,961,000
	Communications – 17.4%
13,500	Alliance Data Systems Corp.*	3,496,230
74,630	ARRIS Group, Inc.*	1,938,141
4,075	Liberty Broadband Corp. – Class A*	209,618
10,835	Liberty Broadband Corp. – Class C*	554,427
16,700	Liberty Media Corp. – Class A*	596,524
33,600	Liberty Media Corp. – Class C*	1,157,856
33,650	NeuStar, Inc. – Class A*	915,617
96,260	News Corporation – Class A*	1,214,801
6,735	Time Warner Cable, Inc. – Class A	1,208,057
25,630	Tribune Co.	912,428
		12,203,699
	Consumer Cyclical – 12.2%
46,825	American Airlines Group, Inc.	1,818,215
2,885	AutoZone, Inc.*	2,088,249
27,795	Dollar Tree, Inc.*	1,852,815
28,905	Motorcar Parts of America, Inc.*	905,883
18,325	Visteon Corp.*	1,855,223
		8,520,385
	Consumer Non Cyclical – 7.2%
56,480	Alere, Inc.*	2,719,512
8,515	Allergan plc*	2,314,462
		5,033,974
	Financial – 17.2%
39,925	American International Group, Inc.	2,268,539
16,265	Aon plc	1,441,242
42,590	Colliers International Group, Inc.	1,728,728
1,976	Markel Corp.*	1,584,475
55,550	PRA Group, Inc.*	2,939,706
54,455	Voya Financial, Inc.	2,111,220
		12,073,910
	Industrial – 19.8%
24,577	Babcock & Wilcox Enterprises, Inc.*	412,893
49,155	BWX Technologies, Inc.	1,295,726
16,163	Canadian Pacific Railway Ltd.	2,320,522
33,460	EMCOR Group, Inc.	1,480,605
29,186	EnerSys	1,563,786
95,595	Gentex Corp.	1,481,722
33,335	KLX, Inc.*	1,191,393
57,630	MasTec, Inc.*	912,283
30,653	WABCO Holdings, Inc.*	3,213,354
		13,872,284
	Technology – 14.5%
50,000	Cognizant Technology
	Solutions Corp. – Class A*	3,130,500
28,647	eBay, Inc.*	700,132
81,064	NCR Corp.*	1,844,206
30,720	Open Text Corp.	1,374,720
69,190	Tessera Technologies, Inc.	2,242,448
30,535	Yahoo! Inc.*	882,767
		10,174,773
	TOTAL COMMON STOCKS
	(Cost $39,013,378)	66,840,025

	SHORT-TERM INVESTMENT – 4.7%
3,284,724	Fidelity Institutional Money
	Market Portfolio – Class I, 0.13%**
	(Cost $3,284,724)	3,284,724
	Total Investments
	(Cost $42,298,102) – 100.1%	70,124,749
	Other Assets and
	Liabilities, Net (0.1)%	(93,777)
	TOTAL NET ASSETS – 100.0%	$70,030,972

*	Non-income producing security.
**	Rate in effect as of September 30, 2015.

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015

ASSETS:
Investments, at current value
(cost $42,298,102)	$70,124,749
Dividends receivable	18,281
Prepaid expenses	12,584
Receivable for Fund shares sold	2,892
Interest receivable	215
Total Assets	70,158,721

LIABILITIES:
Payable to Adviser	59,627
Accrued expenses	57,817
Accrued distribution fees	9,567
Payable for capital shares redeemed	738
Total liabilities	127,749

NET ASSETS	$70,030,972

NET ASSETS CONSIST OF:
Capital Stock	$44,845,748
Undistributed net investment loss	(343,536)
Undistributed net realized loss on investments	(2,297,864)
Net unrealized appreciation on investments	27,826,624
Total Net Assets	$70,030,972

Shares outstanding (500,000,000 shares
of $0.01 par value authorized)	3,275,894

Net asset value and offering price per share(1)	$21.38

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2015
INVESTMENT INCOME:
Dividend income
(net of withholding of $6,686)	$585,680
Interest income	1,767
Total Investment Income	587,447

EXPENSES:
Investment Adviser fees	764,681
Distribution fees	68,839
Legal fees	56,548
Administration fees	48,716
Transfer agent fees	40,430
Federal & state registration fees	29,605
Fund accounting fees	27,688
Audit fees	21,603
Custody fees	17,038
Postage & printing fees	16,913
Directors fees	11,987
Other	9,905
Total expenses before reimbursement	1,113,953
Less: Reimbursement from Investment Adviser	(5,165)
Net Expenses	1,108,788

NET INVESTMENT LOSS	(521,341)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,595,921
Net change in unrealized appreciation
on investments	(7,055,677)

Net realized and unrealized loss on investments	(2,459,756)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,981,097)

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2015	September 30, 2014
OPERATIONS:
Net investment loss	$(521,341)	$(628,806)
Net realized gain on investments	4,595,921	2,028,237
Net change in unrealized appreciation on investments	(7,055,677)	3,325,057
Net increase (decrease) in net assets resulting from operations	(2,981,097)	4,724,488

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,518,087	11,921,436
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(7,168,705)	(9,584,540)
Redemption fees	78	533
Net increase (decrease) in net assets resulting from capital share transactions	(650,540)	2,337,429

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,631,637)	7,061,917

NET ASSETS:
Beginning of period	73,662,609	66,600,692
End of period (including undistributed net investment losses of
$(343,536) and $(494,468), respectively)	$70,030,972	$73,662,609

CHANGES IN SHARES OUTSTANDING:
Shares sold	287,827	534,125
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(310,204)	(424,904)
Net increase (decrease)	(22,377)	109,221

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period.
	Year Ended September 30,
	2015	2014	2013	2012	2011
PER SHARE DATA:

Net asset value, beginning of period	$22.33	$20.88	$16.12	$11.78	$11.53

Investment operations:
Net investment loss	(0.16)	(0.19)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.79)	1.64	4.82	4.41	0.34
Total from investment operations	(0.95)	1.45	4.76	4.34	0.25

Less distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—

Paid in capital from redemption fees	— (1)	— (1)	— (1)	— (1)	— (1)

Net asset value, end of period	$21.38	$22.33	$20.88	$16.12	$11.78

TOTAL RETURN	(4.25)%	6.94%	29.53%	36.84%	2.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$70.0	$73.7	$66.6	$48.4	$66.3
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.46%	1.45%	1.54%	1.66%	1.66%
After expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment loss to average net assets:
Before expense reimbursement/recoupment	(0.69)%	(0.85)%	(0.45)%	(0.63)%	(1.05)%
After expense reimbursement/recoupment	(0.68)%	(0.85)%	(0.36)%	(0.42)%	(0.84)%
Portfolio turnover rate	21%	11%	21%	14%	15%

(1)	Less than $0.01 per share.

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet estab-

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2015

lished in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$66,840,025	$—	$—	$66,840,025
Short-Term Investment	3,284,724	—	—	3,284,724
Total Investments	$70,124,749	$—	$—	$70,124,749

Refer to the Schedule of Investments for industry classifications. Transfers between levels are recognized at the end of the reporting period. During the year ended September 30, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.

b)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2015, or for any other tax years which are open for exam. As of September 30, 2015, open tax years include the tax years ended September 30, 2012 through 2015. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

c)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.
d)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All short term capital gains are included in ordinary income for tax purposes.

e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and dis-

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2015

closure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

g)
Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended September 30, 2015 the fund decreased undistributed net investment loss by $672,273, decreased undistributed realized loss by $425 and decreased capital stock by $672,698.

h)
Events Subsequent to Year End – Management has evaluated fund related events and transactions that occurred subsequent to September 30, 2015 through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

2. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the period ended September 30, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$16,316,282	$15,559,456

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2015

At September 30, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$42,969,630
Gross unrealized appreciation	$29,435,029
Gross unrealized depreciation	$(2,279,910)
Net unrealized appreciation	$27,155,119
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/losses	$(1,969,895)
Total accumulated earnings	$25,185,224

As of September 30, 2015, the Fund had capital loss carry forward as follows:

Capital Loss Carryover	Character	Expiration
$1,626,336	—	9/30/2018

As of September 30, 2015, the Fund deferred, on a tax basis:

Late Year Loss	Post October Loss
$343,536	$—

The Fund paid no distributions for the year ended September 30, 2015 and the year ended September 30, 2014.

3. AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

The Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.45% of its average daily net assets until February 29, 2016.  The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 29, 2016. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows.

Year of expiration	Amount
9/30/2016	$53,758
9/30/2017	$—
9/30/2018	$5,165
Total	$58,923

KIRR, MARBACH PARTNERS

VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2015

As of September 30, 2015, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2015, the Fund incurred expenses of $68,839 pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

The Fund imposes a 1% redemption fee on shares held 30 days or less. For the years ended September 30, 2015 and September 30, 2014, the Fund collected $78 and $533, respectively, in redemption fees.

KIRR, MARBACH PARTNERS

VALUE FUND

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
Kirr, Marbach Partners Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kirr, Marbach Partners Value Fund (the “Fund”), a series of Kirr, Marbach Partners Funds, Inc., as of September 30, 2015 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kirr, Marbach Partners Value Fund, as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 19, 2015

KIRR, MARBACH PARTNERS

VALUE FUND

ADDITIONAL INFORMATION
SEPTEMBER 30, 2015 (UNAUDITED)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will post its complete schedule of portfolio holdings as of the end of its last completed fiscal quarter as part of its quarterly shareholder update on the Fund’s website on or soon after the 14th day after the end of each fiscal quarter.

AVAILABILITY OF PROXY VOTING INFORMATION

Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2015 was 0.00% for the Fund.

KIRR, MARBACH PARTNERS

VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

	Position	Term of Office	Principal Occupation	Other	Number of
Name, Address	with the	and Length	During Past	Directorships	Funds Overseen
and Age	Corporation	of Time Served	Five Years	Held	in Complex

INTERESTED DIRECTORS

Mark D. Foster*	Director,	Indefinite term	Chief Investment	None	1
Born 1958	Chariman	since 1998	Officer, Kirr, Marbach &
	and		Company, LLC
President

Mickey Kim*	Director,	Indefinite term	Chief Compliance	None	1
Born 1958	Vice	since 1998	Officer and
	President,		Chief Operating
	Secretary,		Officer, Kirr,
	Treasurer,		Marbach &
	and Chief		Company, LLC
Compliance
Officer

DIS-INTERESTED DIRECTORS
Jeffrey N. Brown*	Director	Indefinite term	President, Home News	None	1
Born 1959		since 1998	Enterprises

Mark E. Chesnut*	Director	Indefinite term	Retired, Formerly	None	1
Born 1947		since 1998	Vice-President,
Cummins Engine
Company

John F.	Director	Indefinite term	Retired, Formerly	None	1
Dorenbusch*		since 1998	President,
Born 1938			Irwin Management
Company and
Tipton Lakes
Company

*	The address for all directors is Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, Indiana 47201

(This Page Intentionally Left Blank.)

DIRECTORS
Mark D. Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
Mark E. Chesnut
John F. Dorenbusch

PRINCIPAL OFFICERS
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary

INVESTMENT ADVISER
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR,
TRANSFER AGENT AND
DIVIDEND – DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Kirkland & Ellis LLP
300 North LaSalle
Chicago, IL 60654

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s directors and is available without charge upon request by calling 1-800-808-9444.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444.  A description of the
Fund’s proxy voting policies and procedures is available on the Fund’s website, www.kmpartnersfunds.com, or on the SEC’s website, at
www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, is available without charge upon request by calling 1-800-808-9444 or on the SEC’s website, at www.sec.gov.

ANNUAL REPORT

SEPTEMBER 30, 2015

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended September 30, 2015 and September 30, 2014, the Fund’s principal accountant was Tait Weller. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2015	FYE 09/30/2014
Audit Fees	$18,500	$18,000
Audit-Related Fees
Tax Fees	$3,100	$ 3,000
All Other Fees

The registrant’s Audit Committee Charter provides that the Audit Committee of the registrant approve, prior to the engagement of the independent public accountants, (a) all audit and permissible non-audit services to be provided to the registrant and (b) all permissible non-audit services to be provided by the registrant’s independent public accountants to Kirr, Marbach & Company, LLC (the “Adviser”) or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

The following table indicates the non-audit fees billed by the registrant’s independent public accountants for services to the registrant and to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant for each of the past two fiscal years.  The Audit Committee noted that, as indicated in the table below, no fees were billed by the registrant’s independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 09/30/2015	FYE 09/30/2014
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The percentage of non-audit services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund for which the pre-approval requirement was waived by the Audit Committee was 0% during the Fund’s last two fiscal years.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*        /s/Mr. Mark Foster
Mr. Mark Foster, President

Date     December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Mr. Mark Foster
Mr. Mark Foster, President

Date     December 3, 2015

By (Signature and Title)*        /s/Mr. Mickey Kim
Mr. Mickey Kim, Treasurer

Date     December 3, 2015
* Print the name and title of each signing officer under his or her signature.